Income Taxes (Details 3) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforwards	[1]	$ 93,943	$ 88,395
Research and development expenses		26,545	21,056
Leasing liabilities		5,615	5,350
Accruals and reserves		683	460
Share-based compensation		12,505	8,902
R&D tax credits		2,843	351
Bad debt		244	149
Capital losses		129	0
Gross deferred tax assets		142,507	124,663
Valuation allowance		(122,725)	(107,682)
Total deferred tax assets		19,782	16,981
Deferred tax liabilities:
Deferred contract acquisition costs		818	570
Leasing assets		4,946	4,944
Property and equipment		194	171
Intangibles		13,824	17,790
Other		0	13
Gross deferred tax liabilities		19,782	23,488
Deferred taxes assets (liabilities), net		$ 0	$ (6,507)

[1]	Refer to note 11g.